Financial Instruments - Schedule of Financial Liabilities Based on Contractual Undiscounted Payments (Details) - USD ($) $ in Thousands		Dec. 31, 2025	Dec. 31, 2024
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables		$ 23,242	$ 27,735
Assumed liabilities	[1]	37,170	40,079
Other accounts payables		12,108	9,671
Lease liabilities (including interest)		21,146	21,145
Financial liabilities		93,666	98,630
Less than one year [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables		23,242	27,735
Assumed liabilities	[1]	7,057	6,913
Other accounts payables		12,108	9,671
Lease liabilities (including interest)		4,138	3,708
Financial liabilities		46,545	48,027
1 to 2 [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables
Assumed liabilities	[1]	4,069	4,419
Other accounts payables
Lease liabilities (including interest)		2,945	3,014
Financial liabilities		7,014	7,433
2 to 3 [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables
Assumed liabilities	[1]	4,028	4,393
Other accounts payables
Lease liabilities (including interest)		2,039	1,700
Financial liabilities		6,067	6,093
3 to 5 [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables
Assumed liabilities	[1]	5,792	7,675
Other accounts payables
Lease liabilities (including interest)		2,824	2,458
Financial liabilities		8,616	10,133
6 and thereafter [Member]
Schedule of Financial Liabilities Based on Contractual Undiscounted Payments [Line Items]
Trade payables
Assumed liabilities	[1]	16,224	16,679
Other accounts payables
Lease liabilities (including interest)		9,200	10,265
Financial liabilities		$ 25,424	$ 26,944

[1]	Due the nature of the account which include infinite payments for royalties and milestones to third parties the assumed liabilities reflect the discounted amount. See Note 13(2)